Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income (Loss) per Share
The following table sets forth the computation of basic and diluted net income (loss) per share attributable to Intelsat S.A.:

	(in thousands, except per share data or where otherwise noted)
	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2018
Numerator:
Net income (loss)	$994,112	$(174,814)	$(595,690)
Net income attributable to noncontrolling interest	(3,915)	(3,914)	(3,915)
Net income (loss) attributable to Intelsat S.A.	990,197	(178,728)	(599,605)
Net income (loss) attributable to common shareholders	$990,197	$(178,728)	$(599,605)
Numerator for Basic EPS—income/ (loss) available to common shareholders	$990,197	$(178,728)	$(599,605)
Numerator for Diluted EPS	$990,197	$(178,728)	$(599,605)
Denominator:
Basic weighted average shares outstanding (in millions)	114.5	118.9	129.6
Weighted average dilutive shares outstanding (in millions):
Preferred shares (in millions)	3.2	—	—
Employee compensation related shares including options and restricted stock units (in millions)	0.8	—	—
Diluted weighted average shares outstanding (in millions)	118.5	118.9	129.6
Basic net income (loss) per common share attributable to Intelsat S.A.	$8.65	$(1.50)	$(4.63)
Diluted net income (loss) per common share attributable to Intelsat S.A.	$8.36	$(1.50)	$(4.63)